SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Initial recognition of right of use assets, with an offset to lease obligation	$ 1,590	$ 484
Options
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,158	2,036
Restricted share units
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Shares issued	707	228
Warrants exercised
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 716	$ 345